Income taxes: (Tables)	9 Months Ended
Dec. 31, 2011
Income taxes:
Schedule of reconciliation of income tax provision

	Nine months ended December 31, 2011	Year ended March 31, 2011	Year ended March 31, 2010
Loss before income taxes	$(17,169)	$(24,710)	$(19,048)

Expected income tax recovery	$4,550	$6,919	$5,638
Reduction (increase) in income taxes resulting from:
Permanent differences for interest on long-term debt and amortization of discount	13	(558)	(384)
Non-deductible stock-based compensation	(1,642)	(1,379)	(1,341)
Other permanent differences	(176)	(42)	(33)
Withholding taxes	(500)	(303)	(194)
Change in enacted rates	(213)	24	(951)
Foreign tax rate differences, foreign exchange and other adjustments	(4,308)	(3,285)	(1,119)
Change in valuation allowance	(13,391)	(11,023)	(10,008)

Income tax expense	$(15,667)	$(9,647)	$(8,392)

Schedule of significant components of net deferred income tax assets and liabilities

	December 31, 2011	March 31, 2011
Deferred income tax assets:
Net operating loss carry forwards	$51,296	$40,581
Intangible assets	873	2,918
Property, plant and equipment	3,109	2,066
Financing and share issuance costs	5,212	2,472
Warranty liability	11,889	6,447
Deferred revenue	861	3,092
Inventory	1,972	713
Unrealized foreign exchange	1,324	889
Research and development	2,086	534
Other	1,782	997

Total gross deferred income tax assets	80,404	60,709
Valuation allowance	(61,456)	(48,065)

Total deferred income tax assets	18,948	12,644

Deferred income tax liabilities:
Intangible assets	6,696	1,936
Property, plant and equipment	4,168	829
Other	8	281

Total deferred income tax liabilities	10,872	3,046

Total net deferred income tax assets	$8,076	$9,598

Allocated as follows:
Current deferred income tax assets	$6,447	$7,282
Long-term deferred income tax assets	5,075	2,316
Long-term deferred income tax liabilities	(3,446)	—

Total net deferred income tax assets	$8,076	$9,598

Summary of changes in deferred income tax asset valuation allowance

	Nine months ended December 31, 2011	Year ended March 31, 2011
Beginning balance	$48,065	$32,368
Additions	13,391	15,697
Reductions	—	—

Ending deferred valuation allowance	$61,456	$48,065

Schedule of components of income tax recovery (expense)

		Income tax recovery (expense)
	Net income (loss) before income taxes	Current	Deferred	Total
Nine months ended December 31, 2011:
Canada	$(60,897)	$(500)	$—	$(500)
United States	42,923	(18,697)	1,775	(16,922)
Italy	(1,342)	(388)	2,205	1,817
Other	2,147	(45)	(17)	(62)

	$(17,169)	$(19,630)	$3,963	$(15,667)

Year ended March 31, 2011:
Canada	$(45,962)	$(304)	$(32)	$(336)
United States	21,633	(8,954)	(272)	(9,226)
Italy	1,015	372	(457)	(85)
Other	(1,396)	—	—	—

	$(24,710)	$(8,886)	$(761)	$(9,647)

Year ended March 31, 2010:
Canada	(39,297)	(201)	(41)	(242)
United States	20,774	(9,462)	1,312	(8,150)
Other	(525)	—	—	—

	$(19,048)	$(9,663)	$1,271	$(8,392)

Schedule of loss carry forwards in various jurisdictions available to offset future taxable income

Expiring in:	2012	2013	2014	2015	2016	2025 and later	Total
Canada	$—	$2,658	$2,466	$—	$—	$192,437	$197,561
Italy	—	—	—	—	—	3,685	3,685
United states	—	—	—	—	—	1,321	1,321
Sweden	—	—	—	—	—	776	776
Other	44	63	522	214	300	226	1,369

Total	$44	$2,721	$2,988	$214	$300	$198,445	$204,712